RELATED PARTIES TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Share based compensation	$ 1,365	$ 8,212	$ 236
Salaries and related expenses	261	147	241	152
Consulting fees	105	445	226	194
Financial expenses				1
Rent income	$ (2)	$ (16)	$ (15)	$ (13)